Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

		$ million
	2021	2020
Cash	9,101	6,235
Triparty repos and term bank deposits	15,655	17,368
Cash equivalents (excluding triparty repos and term bank deposits)	5,925	7,508
	30,681	31,111